Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Apr. 28, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Apollomics Inc.
Entity Central Index Key	0001944885
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	APLM
Security Exchange Name	NASDAQ
Entity File Number	001-41670
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shenzhen, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Sanjeev Redkar
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	209-4055
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	APLMW
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		6,412,705
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		80,383,133